Income taxes - Rollforward of Deferred Income Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	€ 3,557	€ 2,107
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	13	(3)
Effect of tax rate changes on income statement	0	127	€ 43
Amounts charged/(credited) directly to OCI	(31)	126
Amount charged/(credited) to equity	(2)	(3)
Acquired through business combinations	(2)	1,176
Balance sheet reclassifications	(4)
Effect of movements in foreign exchange	(39)	27
Deferred tax liability (asset) at end of period	3,492	3,557	2,107
Deferred tax assets and liabilities [abstract]
Deferred tax assets	(21)	(60)
Deferred tax liabilities	3,513	3,617
Franchise and other intangible assets
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	3,285	1,982
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(4)	1
Effect of tax rate changes on income statement		106
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity	0	0
Acquired through business combinations	(4)	1,174
Balance sheet reclassifications	(1)
Effect of movements in foreign exchange	(22)	22
Deferred tax liability (asset) at end of period	3,254	3,285	1,982
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	251	187
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(11)	2
Effect of tax rate changes on income statement		8
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity	0	0
Acquired through business combinations	2	51
Balance sheet reclassifications	(2)
Effect of movements in foreign exchange	(4)	3
Deferred tax liability (asset) at end of period	236	251	187
Financial assets and liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	36	(6)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	5	(1)
Effect of tax rate changes on income statement		1
Amounts charged/(credited) directly to OCI	(20)	63
Amount charged/(credited) to equity	0	0
Acquired through business combinations	0	(19)
Balance sheet reclassifications	(1)
Effect of movements in foreign exchange	(3)	(2)
Deferred tax liability (asset) at end of period	17	36	(6)
Tax losses
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(14)	(6)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	7	(4)
Effect of tax rate changes on income statement		0
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity	0	0
Acquired through business combinations	0	(4)
Balance sheet reclassifications	(4)
Effect of movements in foreign exchange	0	0
Deferred tax liability (asset) at end of period	(11)	(14)	(6)
Employee and retiree benefit accruals
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(14)	(89)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	5	8
Effect of tax rate changes on income statement		12
Amounts charged/(credited) directly to OCI	(11)	63
Amount charged/(credited) to equity	(2)	(3)
Acquired through business combinations	0	(6)
Balance sheet reclassifications	0
Effect of movements in foreign exchange	(1)	1
Deferred tax liability (asset) at end of period	(23)	(14)	(89)
Tax credits
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(12)	(10)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	0	(2)
Effect of tax rate changes on income statement		0
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity	0	0
Acquired through business combinations	0	0
Balance sheet reclassifications	0
Effect of movements in foreign exchange	0	0
Deferred tax liability (asset) at end of period	(12)	(12)	(10)
Other, net
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	25	49
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	11	(7)
Effect of tax rate changes on income statement		0
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity	0	0
Acquired through business combinations	0	(20)
Balance sheet reclassifications	4
Effect of movements in foreign exchange	(9)	3
Deferred tax liability (asset) at end of period	€ 31	€ 25	€ 49